Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Oct. 31, 2024
Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	Shorter of the remaining lease terms or estimated useful lives
Maximum [Member] | Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years 6 months
Minimum [Member] | Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years